UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 21, 2023	Oct. 04, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses				$ 151,348	$ 281,253	$ 962,616	$ 1,283,172
Net operating profit (loss)				38,479	(637,145)	(1,558,749)	(1,680,034)
Other (expense) income:
Total other expenses				(9,310)	(1,717)	(13,375)	59,917
Income (loss) before income taxes				29,169	(638,862)	(1,572,124)	(1,620,117)
Income tax benefit				0	182,843	(1,838,490)	694,363
Net loss attributable to stockholders				$ (2,811)	$ (451,252)	$ (3,448,090)	$ (836,205)
Weighted average number of shares outstanding, basic income				9,998,446	9,998,446	9,998,446	9,998,446
Weighted average number of shares outstanding, diluted income				9,998,446	9,998,446	9,998,446	9,998,446
Basic loss per share				$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Diluted loss per share				$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Digital Health Acquisition Corp.
General and administrative expenses				$ 674,262	$ 707,592	$ 2,593,765	$ 3,594,967
Net operating profit (loss)				(674,262)	(707,592)	(2,593,765)	(3,594,967)
Other (expense) income:
Default interest expense				(20,296)
Change in fair value of PIPE Forward Contract Derivative					(1,163,950)	170,666	(170,666)
Interest earned on investments held in Trust Account				17,853	75,280	358,767	922,644
Total other expenses				(293,555)	(1,187,050)	(1,820,101)	539,691
Income (loss) before income taxes				(967,817)	(1,894,642)	(4,413,866)	(3,055,276)
Income tax benefit							(187,225)
Net loss attributable to stockholders				$ (967,817)	$ (1,894,642)	$ (4,413,866)	$ (3,242,501)
Weighted average number of shares outstanding, basic income				3,603,966	4,168,567	4,168,567	12,741,219
Weighted average number of shares outstanding, diluted income				3,603,966	4,168,567	4,168,567	12,741,219
Basic loss per share				$ (0.27)	$ (0.45)	$ (0.45)	$ (0.25)
Diluted loss per share				$ (0.27)	$ (0.45)	$ (0.45)	$ (0.25)
Bridge Notes
Other (expense) income:
Interest expense			$ 16,484			$ 50,731
Bridge Notes | Digital Health Acquisition Corp.
Other (expense) income:
Default interest expense	$ (1,579,927)	$ (1,579,927)				(1,579,927)
Interest expense				$ 51,036	$ 133,138	429,007	$ 125,980
Change in fair value of Bifurcated Derivative					34,758	120,267	$ (86,307)
Promissory note - M2B | Digital Health Acquisition Corp.
Other (expense) income:
Default interest expense				(20,296)
Interest expense				2,496		22,958
Extension Notes | Digital Health Acquisition Corp.
Other (expense) income:
Interest expense				51,840		133,748
Change in fair value of Bifurcated Derivative				4		1,630
Exchange Note | Digital Health Acquisition Corp.
Other (expense) income:
Change in fair value				(192,801)		(97,814)
ELOC | Digital Health Acquisition Corp.
Other (expense) income:
Initial fair value of ELOC						(204,039)
Change in fair value				13,956
Change in fair value of ELOC						319
Change in fair value of PIPE Forward Contract Derivative					$ (1,163,950)
Additional Bridge Notes | Digital Health Acquisition Corp.
Other (expense) income:
Interest expense				8,617
Initial fair value of Additional Bridge Note				(3,851)
Change in fair value				2,133
Additional Bridge Promissory note | Digital Health Acquisition Corp.
Other (expense) income:
Interest expense						12,642
Initial fair value of Additional Bridge Note						11,111
Change in fair value				$ (2,133)		$ (2,726)